Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 706,575,000
Previously Paid Amount	0
Total Fee Amount	97,578.01
Total Offset Amount	0
Net Fee	$ 97,578.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A